UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       September 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
This Amendment (Check only one):  [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Linda L. Bender
Title:    Vice President/Personal Trust Officer
Phone:    (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender  Wisconsin Rapids, Wisconsin  November 4, 2004
__________________   ___________________________  ________________

   (Signature)             (City/State)                (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                     FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:      $64,727
                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                         WOODTRUST ASSET MANAGEMENT, N.A.
                              FORM 13F INFORMATION TABLE
                               September 30, 2004

                           Title            Value                                      Voting Authority
                             of              (x     Shares/  Sh/ Put/ Invstmt   Otr
Name of Issuer             Class   Cusip   $1,000)  Prn Amt  Prn Call Dscretn  Mgrs   Sole    Shared  None

ALTRIA GROUP INC.          COM    02209S103    991   21,073   SH      Sole             20,771    302    0
ALTRIA GROUP INC           COM    02209S103     56    1,200   SH      Other             1,200      0    0
AMGEN INC.                 COM     31162100  1,529   26,920   SH      Sole             26,667    253    0
AMGEN INC.                 COM     31162100     41      725   SH      Other               725      0    0
ANHEUSER-BUSCH COS INC.    COM     35229103    937   18,750   SH      Sole             18,479    271    0
ASSOCIATED BANC-CORP       COM     45487105    415   12,936   SH      Sole             12,936      0    0
BERKSHIRE HATHAWAY INC     COM     84670207  3,256    1,134   SH      Sole              1,119     15    0
BRISTOL-MYERS SQUIBB CO.   COM    110122108    323   13,649   SH      Sole             13,649      0    0
CHEVRON TEXACO CORP        COM    166764100  1,017   18,968   SH      Sole             18,672    296    0
CHEVRON TEXACO CORP        COM    166764100     80    1,500   SH      Other             1,500      0    0
CISCO SYSTEMS INC.         COM    17275R102    242   13,348   SH      Sole             13,348      0    0
CITIGROUP INC.             COM    172967101  2,450   55,529   SH      Sole             54,724    805    0
COCA-COLA COMPANY          COM    191216100  1,559   38,914   SH      Sole             38,429    485    0
COCA-COLA COMPANY          COM    191216100      6      150   SH      Other               150      0    0
DELL INC.                  COM    24702R101  1,462   41,071   SH      Sole             40,463    608    0
EMC CORPORATION            COM    268648102    138   11,983   SH      Sole             11,983      0    0
EMC CORPORATION            COM    268648102     12    1,000   SH      Other             1,000      0    0
EXXON-MOBIL CORPORATION    COM    30231G102  1,754   36,295   SH      Sole             35,986    309    0
EXXON-MOBIL CORPORATION    COM    30231G102     56    1,156   SH      Other             1,156      0    0
FIRST DATA CORP            COM    319963104    239    5,502   SH      Sole              5,502      0    0
GENERAL ELECTRIC COMPANY   COM    369604103  2,899   86,325   SH      Sole             85,455    870    0
GENERAL ELECTRIC COMPANY   COM    369604103    126    3,740   SH      Other             3,740      0    0
HOME DEPOT INC.            COM    437076102  1,591   40,586   SH      Sole             40,160    426    0
INTEL CORPORATION          COM    458140100  1,887   94,051   SH      Sole             92,858  1,193    0
INTEL CORPORATION          COM    458140100     76    3,800   SH      Other             3,800      0    0
JOHNSON & JOHNSON          COM    478160104    257    4,568   SH      Sole              4,568      0    0
JOHNSON & JOHNSON          COM    478160104     45      800   SH      Other               800      0    0
KIMBERLY-CLARK CORPORATION COM    494368103    229    3,539   SH      Sole              3,539      0    0
LEHMAN BROS. HOLDINGS      COM    524908100  1,666   20,897   SH      Sole             20,589    308    0
MARSHALL & ILSLEY CORP     COM    571834100  3,261   80,919   SH      Sole             80,366    553    0
MEDTRONIC INC.             COM    585055106  2,287   44,059   SH      Sole             43,494    565    0
MICROSOFT CORPORATION      COM    594918104  1,729   62,534   SH      Sole             61,769    765    0
MICROSOFT CORPORATION      COM    594918104      4      144   SH      Other               144      0    0
NEXTEL COMMUNICATIONS      COM    65332v103    991   41,564   SH      Sole             40,932    632    0
PEPSICO INC.               COM    713448108  1,161   23,863   SH      Sole             23,588    275    0
PEPSICO INC.               COM    713448108    107    2,200   SH      Other             2,200      0    0
PFIZER INC.                COM    717081103  2,242   73,263   SH      Sole             72,380    883    0
PFIZER INC.                COM    717081103     72    2,350   SH      Other             2,350      0    0
PROCTOR & GAMBLE COMPANY   COM    742718109  2,020   37,330   SH      Sole             36,801    529    0
PROCTOR & GAMBLE COMPANY   COM    742718109     87    1,600   SH      Other             1,600      0    0
QUALCOMM INC.              COM    747525103  1,702   43,606   SH      Sole             43,004    602    0
QUALCOMM INC.              COM    747525103     59    1,500   SH      Other             1,500      0    0
RENAISSANCE LEARNING INC.  COM    75968L105  3,992  184,198   SH      Sole            182,893  1,305    0
STORA ENSO CORPORATION     ADR    86210M106  3,073  227,109   SH      Sole            227,109      0    0
TIME WARNER INC.           COM    887317105  1,467   90,914   SH      Sole             89,643  1,271    0
TOYOTA MOTOR CORP.         ADR    892331307    962   12,595   SH      Sole             12,412    183    0
TYCO INTERNATIONAL LTD.    COM    902124106  1,588   51,810   SH      Sole             51,128    682    0
UNITEDHEALTH GROUP INC.    COM    91324P102  2,346   31,815   SH      Sole             31,356    459    0
VERIZON COMMUNICATIONS     COM    92343V104    929   23,590   SH      Sole             23,225    365    0
WAL-MART STORES INC.       COM    931142103  1,587   29,827   SH      Sole             29,424    403    0
WAL-MART STORES INC.       COM    931142103     32      600   SH      Other               600      0    0
WALGREEN COMPANY           COM    931422109  1,022   28,511   SH      Sole             28,121    390    0
WASTE MANAGEMENT INC.      COM    94106L109  1,616   59,117   SH      Sole             58,341    776    0
WELLS FARGO & COMPANY      COM    949746101  2,762   46,313   SH      Sole             45,689    624    0
WEYERHAEUSER COMPANY       COM    962166104    222    3,335   SH      Sole              3,335      0    0
WRIGLEY COMPANY            COM    982526105  1,028   16,243   SH      Sole             16,005    238    0
3M COMPANY                 COM    88579Y101  1,033   12,918   SH      Sole             12,746    172    0
3M COMPANY                 COM    88579Y101      7       86   SH      Other                86      0    0

REPORT SUMMARY              42              64,727

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